Document and Entity Information	Nov. 11, 2019
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2019
Entity Registrant Name	TIDEWATER INC
Entity Central Index Key	0000098222
Entity Emerging Growth Company	false
Entity File Number	1-6311
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	72-0487776
Entity Address, Address Line One	6002 Rogerdale Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77072
City Area Code	(713)
Local Phone Number	470-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common stock, $0.001 par value per share
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TDW
Security Exchange Name	NYSE
Series A Warrants to purchase shares of common stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Series A Warrants to purchase shares of common stock
Trading Symbol	TDW.WS.A
Security Exchange Name	NYSE
Series B Warrants to purchase shares of common stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Series B Warrants to purchase shares of common stock
Trading Symbol	TDW.WS.B
Security Exchange Name	NYSE
Warrants to purchase shares of common stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase shares of common stock
Trading Symbol	TDW.WS
Security Exchange Name	NYSEAMER